BNY Mellon Investment Funds II, Inc.

- BNY Mellon Global Emerging Markets Fund (the "Fund")

Incorporated herein by reference is a supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 7, 2019 (SEC Accession No. 0000897469-19-000017).

BNY Mellon Opportunity Funds

- BNY Mellon Strategic Beta Emerging Markets Equity Fund (the "Fund")

Incorporated herein by reference is a supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 7, 2019 (SEC Accession No. 0000897469-19-000017).